PREFERRED SHARES (Details) - CAD ($) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Dec. 31, 2015	Nov. 30, 2016	Apr. 30, 2016	Feb. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Shares [Line Items]
Carrying value					$ 3,980	$ 3,980	$ 3,980
Number of shares issued (in shares)		60,200,000
Series 1
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					9,498,000
Current Yield					3.266%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 0.8165
Redemption Price Per Share (in Canadian dollars per share)					$ 25.00
Carrying value					$ 233	233	233
Series 1 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					1.92%
Series 2
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					12,502,000
Current Yield					3.633%
Redemption Price Per Share (in Canadian dollars per share)					$ 25
Carrying value					$ 306	306	306
Series 2 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					1.92%
Series 3
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					8,533,000
Current Yield					2.152%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 0.538
Redemption Price Per Share (in Canadian dollars per share)					$ 25.00
Carrying value					$ 209	209	209
Series 3 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					1.28%
Series 4
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					5,467,000
Current Yield	2.993%
Redemption Price Per Share (in Canadian dollars per share)					$ 25
Carrying value					$ 134	134	134
Series 4 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					1.28%
Series 5
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					12,714,000
Current Yield					2.263%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 0.56575
Redemption Price Per Share (in Canadian dollars per share)					$ 25.00
Carrying value					$ 310	310	310
Number of shares converted (in shares)				1,285,739
Series 5 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					1.54%
Series 6
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					1,286,000
Current Yield					3.086%
Redemption Price Per Share (in Canadian dollars per share)					$ 25.00
Carrying value					$ 32	32	32
Series 6 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					1.54%
Series 7
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					24,000,000
Current Yield					4.00%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 1.00
Redemption Price Per Share (in Canadian dollars per share)					$ 25
Carrying value					$ 589	589	589
Series 7 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					2.38%
Series 9
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					18,000,000
Current Yield					4.25%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 1.0625
Redemption Price Per Share (in Canadian dollars per share)					$ 25
Carrying value					$ 442	442	442
Series 9 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					2.35%
Series 11
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					10,000,000
Current Yield					3.80%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 0.95
Redemption Price Per Share (in Canadian dollars per share)					$ 25
Carrying value					$ 244	244	244
Series 11 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					2.96%
Series 13
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					20,000,000
Current Yield					5.50%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 1.375
Redemption Price Per Share (in Canadian dollars per share)					$ 25
Carrying value					$ 493	493	493
Number of shares issued (in shares)			20,000,000
Price per share (in Canadian dollars per share)			$ 25
Gross proceeds from public offering of preferred shares			$ 500
Series 13 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					4.69%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum					5.50%
Series 15
Preferred Shares [Line Items]
Preferred shares, outstanding (in shares)					40,000,000
Current Yield					4.90%
Annual Dividend Rate per Share (in Canadian dollars per share)					$ 1.225
Redemption Price Per Share (in Canadian dollars per share)					$ 25
Carrying value					$ 988	$ 988	$ 988
Number of shares issued (in shares)		40,000,000
Price per share (in Canadian dollars per share)		$ 25
Gross proceeds from public offering of preferred shares		$ 1,000
Series 15 | Government of Canada, Five-Year Bond Yield
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					3.85%
Preferred stock, fixed percentage added To Bond Or Treasury Bill rate for calculating dividend yield, minimum					4.90%
Even numbered series of preferred shares
Preferred Shares [Line Items]
Period of Government of Canada bond or treasury bill considered for calculation of dividend yield per annum					90 days
Series 8 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					2.38%
Series 10 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					2.35%
Series 12 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum						2.96%
Series 14 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					4.69%
Series 16 | Government of Canada, Treasury Bill Rate
Preferred Shares [Line Items]
Fixed percentage added to government of Canada bond or treasury bill rate, for calculating dividend yield per annum					3.85%
Odd numbered series of preferred shares
Preferred Shares [Line Items]
Period of time preferred stock or bond is considered for dividend yield calculation					5 years
Series 2 and Series 4 and Series 6
Preferred Shares [Line Items]
Redemption Price Per Share (in Canadian dollars per share)					$ 25.50